Income Taxes (DTA and DTL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ 28,271	$ 20,280
Income tax credit carryforwards	9,268	1,813
Accrued benefits and other	613	643
Stock-based compensation	1,221
Property and equipment	20
Intangible assets	107	125
Valuation allowance	(39,500)	(22,858)
Net deferred tax assets		3
Deferred tax liabilities:
Property and equipment		(3)
Total deferred tax assets	0	0
Federal
Deferred tax assets:
Provision for income tax	0	0	$ 0
State
Deferred tax assets:
Provision for income tax	$ 0	$ 0	$ 0